Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001808805
Registrant Name	Nautilus Biotechnology, Inc.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A